Consolidated Statements of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total USD ($)	Parent Company [Member] USD ($)	Parent Company [Member] Common Stock [Member]	Parent Company [Member] Common Stock Including Additional Paid in Capital [Member] USD ($)	Parent Company [Member] Retained Earnings [Member] USD ($)	Parent Company [Member] Parent [Member] USD ($)	Parent Company [Member] Accumulated Other Comprehensive Loss [Member] USD ($)	Parent Company [Member] Noncontrolling Interest [Member] USD ($)	Parent Company [Member] Equity Issued in Business Combination [Member] Common Stock [Member]	Parent Company [Member] Equity Issued in Business Combination [Member] Additional Paid-in Capital [Member] USD ($)
Balance at beginning of period at Dec. 31, 2010		$ 9,890.8		$ 651.5	$ 10,401.9	$ 9,890.8	$ (1,162.6)
Balance at beginning of period (in shares) at Dec. 31, 2010			384.4
Non-controlling interests								24.4
Total equity		10,144.6
Comprehensive income:
Net income attributable to the parent	1,985.7	1,985.7			1,985.7	1,985.7
Less: Net (loss) income attributable to non-controlling interests	1.2							1.2
Net income including non-controlling interests	1,986.9	1,986.9
Noncontrolling Interest, Period Increase (Decrease)		(3.3)						(3.3)
Other comprehensive income (loss) (Note 9):
Other Comprehensive Income (Loss)	(26.6)	(26.6)				(26.6)	(26.6)
Total comprehensive income	1,959.1	1,959.1
Common shares issued for benefit plans, including tax benefits		311.7		311.7		311.7
Common shares issued for benefit plans, including tax benefits (in shares)			10.4
Repurchases of common shares	(1,813.0)	(1,813.0)		(0.4)	(1,812.6)	(1,813.0)
Repurchases of common shares (in shares)	(45.1)		(45.1)
Dividends declared		(228.4)			(228.4)	(228.4)
Balance at end of period at Dec. 31, 2011		10,120.2		962.8	10,346.6	10,120.2	(1,189.2)
Balance at end of period (in shares) at Dec. 31, 2011			349.7
Non-controlling interests	23.4	23.4						23.4
Total equity	10,429.2	10,429.2
Comprehensive income:
Net income attributable to the parent	1,657.9	1,657.9			1,657.9	1,657.9
Less: Net (loss) income attributable to non-controlling interests	1.9							1.9
Net income including non-controlling interests	1,659.8	1,659.8
Noncontrolling Interest, Period Increase (Decrease)		(2.9)						(2.9)
Other comprehensive income (loss) (Note 9):
Other Comprehensive Income (Loss)	155.8	155.8				155.8	155.8
Total comprehensive income	1,813.7	1,813.7
Common shares issued for benefit plans, including tax benefits		132.8		132.8		132.8
Common shares issued for benefit plans, including tax benefits (in shares)			10.2
Repurchases of common shares	(1,417.5)	(1,417.5)		(0.3)	(1,417.2)	(1,417.5)
Repurchases of common shares (in shares)	(32.3)		(32.3)
Dividends declared		(243.4)			(243.4)	(243.4)
Balance at end of period at Dec. 31, 2012	10,405.8	10,405.8		1,095.3	10,343.9	10,405.8	(1,033.4)
Balance at end of period (in shares) at Dec. 31, 2012	327.6		327.6
Non-controlling interests	52.7	52.7						52.7
Total equity	14,078.2	14,078.2
Comprehensive income:
Net income attributable to the parent	1,913.6	1,913.6			1,913.6	1,913.6
Less: Net (loss) income attributable to non-controlling interests	(1.7)							(1.7)
Net income including non-controlling interests	1,911.9	1,911.9
Noncontrolling Interest, Period Increase (Decrease)		22.3		(8.7)		(8.7)		31.0
Other comprehensive income (loss) (Note 9):
Other Comprehensive Income (Loss)	121.3	121.3				121.3	121.3
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	52.2		52.2						52.2
Stock Issued During Period, Value, Acquisitions		3,064.6		3,064.6		3,064.6				3,064.6
Total comprehensive income	2,034.9	2,034.9
Common shares issued for benefit plans, including tax benefits		231.2		231.2		231.2
Common shares issued for benefit plans, including tax benefits (in shares)			5.4
Repurchases of common shares	(1,407.7)	(1,407.7)		(0.2)	(1,407.5)	(1,407.7)
Repurchases of common shares (in shares)	(23.0)		(23.0)
Dividends declared		(294.6)			(294.6)	(294.6)
Balance at end of period at Dec. 31, 2013	$ 14,025.5	$ 14,025.5		$ 4,382.2	$ 10,555.4	$ 14,025.5	$ (912.1)
Balance at end of period (in shares) at Dec. 31, 2013	362.2		362.2